Revenue from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2025
Revenue From Contracts With Customers [Abstract]
Schedule of Revenue Disaggregation By Type of Services

The table below shows the revenue disaggregation by type of services for the year ended December 31, 2025 and 2024:

Revenue disaggregation by type of services	As of December 31, 2025 (Audited)	As of December 31, 2024 (Audited)
Payment Processing (Fintech)	$1,913,450	$1,257,270
Regulatory Technology (RegTech)	2,288,747	1,801,730
Robotic Process Automation (RPA)	924,053	323,432
Total revenue	$5,126,250	$3,382,432

Schedule of Contract Assets and Contract Liabilities are Classified as Current Assets and Current Liabilities

As of December 31, 2025 and 2024, the Company’s contract assets and contract liabilities are classified as current assets and current liabilities, respectively, as presented below:

	As of December 31, 2025 (Audited)	As of December 31, 2024 (Audited)
Current assets
Contract assets	$159,867	$14,364

Current liabilities
Contract liabilities	$734,475	$514,903

Schedule of Contract Assets

Changes in contract assets during the year ended December 31, 2025 are as follows:

For the year ended December 31, 2025 (Audited)
Contract assets, January 1, 2025	$14,364
New contract assets	149,702
Revenue recognized and billed	(13,242)
Exchange difference	9,043
Contract assets, December 31, 2025	$159,867

Schedule of Changes in Contract Liabilities

Changes in contract liabilities during the year ended December 31, 2025 are as follows:

For the year ended December 31, 2025 (Audited)
Contract liabilities, January 1, 2025	$514,903
New contract liabilities	2,245,125
Performance obligations satisfied	(2,086,944)
Exchange difference	61,391
Contract liabilities, December 31, 2025	$734,475